Cash and cash equivalents (Details) (Parenthetical) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Disclosure of business combination [Line Items]
Short-term deposits, classified as cash equivalents	[1]	$ 162,271	$ 31,500
Minera Yanacocha SRL and subsidiary [Member]
Disclosure of business combination [Line Items]
Short-term deposits, classified as cash equivalents	[2]	625,985	$ 558,626
Minera Yanacocha SRL and subsidiary [Member] | Citibank NY [Member]
Disclosure of business combination [Line Items]
Short-term deposits, classified as cash equivalents		196,000
Minera Yanacocha SRL and subsidiary [Member] | Scotiabank Peru [Member]
Disclosure of business combination [Line Items]
Short-term deposits, classified as cash equivalents		150,000
Minera Yanacocha SRL and subsidiary [Member] | BBVA Continental Peru [Member]
Disclosure of business combination [Line Items]
Short-term deposits, classified as cash equivalents		$ 50,000

[1]	As of December 31, 2017 and 2016, time deposits were kept in prime financial institutions, which generated interest at annual market rates and had original maturities of less than 90 days, according to the immediate cash needs of the Group.
[2]	The bank accounts and term deposits yield interest at market rates. Because of the short maturity of these balances, less than 90 days, the carrying amounts approximate to their fair value.